Prepaid Foreign Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Prepaid Foreign Taxes [Line Items]
Prepaid foreign taxes	$ 474,130	$ 369,590
Deferred tax assets, valuation allowance	$ 20,695,788	20,701,515
Provision for uncollectible assets		163,980
Minimum Presumed Income Tax [Member]
Prepaid Foreign Taxes [Line Items]
Expiration date, description	Expire after ten years.
Deferred tax assets, valuation allowance	$ 231,441	$ 228,613